Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]

	Year ended December 31,
(in thousands of U.S. dollars)	2018	2017	2016
Supplemental disclosure of non-cash investing activities
Non-cash expenditures for vessel and other equipment	$(229)	—	$—
Non-cash acquisition of non-controlling interest for the remaining 49% interest in the Höegh Grace entities	—	41,362	—
Supplemental disclosure of non-cash financing activities
Non-cash revolving credit facility draw for the acquistion of non-controlling interest for the remaining 49% interest in the Höegh Grace entities	$—	41,362	$—